Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Statement of Stockholders' Equity [Abstract]
Net of issuance costs	$ 498	$ 498